Condensed Schedule of Investments (Futures And Forward Currency Contracts) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.06%)	3.09%
Net Unrealized Appreciation (Depreciation)	$ (387,941)	$ 14,668,997
Energies [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.16%	(0.02%)
Net Unrealized Appreciation (Depreciation)	$ 1,041,056	$ (81,910)
Energies [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.07%	2.30%
Net Unrealized Appreciation (Depreciation)	$ 447,160	$ 10,972,521
Grains [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.02%	(0.02%)
Net Unrealized Appreciation (Depreciation)	$ 97,048	$ (87,600)
Grains [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.17%)	0.20%
Net Unrealized Appreciation (Depreciation)	$ (1,053,425)	$ 952,339
Second Year U S Treasury Note [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation (Depreciation)	$ 11,242
Five Year U S Treasury Note [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation (Depreciation)	$ 1,312
Other interest rates [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.04%	1.48%
Net Unrealized Appreciation (Depreciation)	$ (274,802)	$ 6,999,457
Other interest rates [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.35%
Net Unrealized Appreciation (Depreciation)	$ 2,235,084
Interest Rates [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.04%	1.48%
Net Unrealized Appreciation (Depreciation)	$ (262,248)	$ 7,014,770
Interest Rates [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.35%	(0.97%)
Net Unrealized Appreciation (Depreciation)	$ 2,250,318	$ (4,612,428)
Livestock [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation (Depreciation)	$ (560)
Livestock [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation (Depreciation)		$ 1,620
Metals [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.30%	(0.48%)
Net Unrealized Appreciation (Depreciation)	$ 1,850,831	$ (2,299,124)
Metals [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.07%)	0.43%
Net Unrealized Appreciation (Depreciation)	$ (432,195)	$ 2,019,609
Softs [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	1.00%	0.00%
Net Unrealized Appreciation (Depreciation)	$ 78,535	$ 1,987
Softs [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(0.01%)	0.07%
Net Unrealized Appreciation (Depreciation)	$ (90,206)	$ 325,370
Stock Indices [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.05%	(0.07%)
Net Unrealized Appreciation (Depreciation)	$ 334,857	$ (314,716)
Stock Indices [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.19%	(0.11%)
Net Unrealized Appreciation (Depreciation)	$ 1,169,317	$ (541,383)
Futures Contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.86%	2.81%
Net Unrealized Appreciation (Depreciation)	$ 5,430,488	$ 13,351,055
Futures Contracts [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.50%	0.89%
Net Unrealized Appreciation (Depreciation)	$ 3,139,519	$ 4,233,407
Futures Contracts [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.36%	1.92%
Net Unrealized Appreciation (Depreciation)	$ 2,290,969	$ 9,117,648
Ten Year U.S. Treasury Note [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation (Depreciation)	$ 15,234
Total long forward currency contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	0.92%	0.28%
Net Unrealized Appreciation (Depreciation)	$ (5,818,429)	$ 1,317,942
Total long forward currency contracts [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	2.22%	0.58%
Net Unrealized Appreciation (Depreciation)	$ 13,991,397	$ 2,734,043
Total long forward currency contracts [Member] | Short futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital	(3.14%)	(0.30%)
Net Unrealized Appreciation (Depreciation)	$ (19,809,826)	$ (1,416,101)
Thirty Year U S Treasury Bond [Member] | Long futures contracts [Member]
Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation (Depreciation)		$ 15,313